Property And Equipment (Capitalized Exploratory Well Costs) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property And Equipment [Abstract]
Capitalized Exploratory Well Costs, Beginning Balance	$ 6,006	$ 13,301	$ 20,317
Additions to capitalized well costs pending determination of proved reserves	3,736	4,364	15,870
Reclassifications to proved properties	(7,484)	(8,583)	(6,593)
Capitalized exploratory well costs charged to expense	(169)	(3,076)	(16,293)
Capitalized Exploratory Well Costs, Ending Balance	$ 2,089	$ 6,006	$ 13,301